STOCK OPTIONS (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
STOCK OPTIONS
Expected term (years)	10 years	10 years	10 years
Volatility	153.12%	153.12%	153.12%
Risk-free interest rate	0.98%	0.98%	0.98%
Dividend yield	0.00%	0.00%	0.00%